Intangible Assets (Details 1) - Mortgage servicing rights (MSRs)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assumptions used in estimating the fair value of mortgage service rights
Weighted-Average Constant Prepayment Rate (as a percent)	9.58%	10.54%
Weighted-Average Note Rate (as a percent)	3.92%	3.99%
Weighted-Average Discount Rate (as a percent)	9.16%	9.21%
Weighted-Average Expected Life (in years)	5 years 10 months 24 days	5 years 8 months 12 days